Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (90,896)	$ (294,790)	$ 31,190
Change in fair value of derivatives, net of income tax (expense) benefit of $561, $2,650 and ($3,211) respectively	(5,697)	(4,473)	6,516
Comprehensive income (loss)	$ (96,593)	$ (299,263)	$ 37,706